Trade and other payables - current	12 Months Ended
Oct. 31, 2019
Trade and other payables - current [Abstract]
Trade and other payables - current
19 Trade and other payables – current

	October 31, 2019	October 31, 2018
	$m	$m
Trade payables	105.0	46.1
Tax and social security	80.7	46.5
Accruals	425.3	584.3
	611.0	676.9

At October 31, 2019 and at October 31, 2018, the carrying amount approximates to the fair value. At October 31, 2019 accruals include vacation and payroll – $88.4m (October 31, 2018: $147.0m), commission and employee bonuses - $74.9m (October 31, 2018: $162.7m), integration and divestiture expenses - $26.4m (October 31, 2018: $44.5m) and consulting and audit fees - $36.9m (October 31, 2018: $30.3m).